Condensed Statement of Changes in Stockholders' (Deficit) Equity (Parenthetical) - Globis Acquisition Corp [Member]	4 Months Ended
Dec. 31, 2020 shares
Warrant [Member]
Stock Issued During Period, Shares, New Issues	4,188,889
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	100,833